Operating profit - Other operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating profit, other operating income and expense
Legal proceedings provision	$ 241	$ 223	$ 313
Royalties income	132	406	322
Royalties amortisation	(45)	(86)	(114)
Gains on disposal of intangible assets	1,518	1,301	961
Gains on disposal of short-term investments	161
Net gains/(losses) on disposal of other non-current assets	24	29	85
Impairment of property, plant and equipment	(78)
Impairment of intangible assets			(64)
Other income	286	146	327
Other expense	(168)	(141)	(17)
Other operating income and expense	1,830	1,655	1,500
BMS's share of Global Diabetes Alliance
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)	208	999	378
Global Anaesthetics portfolio
Operating profit, other operating income and expense
Gains on disposal of intangible assets	555
Acerta Pharma
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)	209
MEDI2070
Operating profit, other operating income and expense
Gains on disposal of intangible assets		231
Myalept
Operating profit, other operating income and expense
Gains on disposal of intangible assets			193
Caprelsa
Operating profit, other operating income and expense
Gains on disposal of intangible assets			165
Zomig
Operating profit, other operating income and expense
Gains on disposal of intangible assets	193
Most markets outside the US | Small molecule antibiotics
Operating profit, other operating income and expense
Gains on disposal of intangible assets		368
Rest of the world | Rhinocort
Operating profit, other operating income and expense
Gains on disposal of intangible assets		321
Rest of the world | Imdur
Operating profit, other operating income and expense
Gains on disposal of intangible assets		$ 183
Rest of the world | Entocort
Operating profit, other operating income and expense
Gains on disposal of intangible assets			215
US | Entocort
Operating profit, other operating income and expense
Gains on disposal of intangible assets			$ 380
Continental Europe | Seloken/Toprol-XL
Operating profit, other operating income and expense
Gains on disposal of intangible assets	$ 301